SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-    SHAREHOLDERS' EQUITY

a.	Pertinent rights and privileges conferred by Ordinary shares:

The Ordinary shares of the Company are listed on the NASDAQ Global Market. The Ordinary shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

b.	Issued and outstanding share capital: 23,163,985 Ordinary shares as of December 31, 2020 and 23,153,985 Ordinary shares as of December 31, 2019.

c.	Stock Option Plan:

On October 27, 2003, the Company's Board of Directors approved the Company's 2003 Israeli Share Option Plan ("the 2003 Plan"). Under the 2003 Plan, stock options may be periodically granted to employees, directors, officers and consultants of the Company or its subsidiaries in accordance with the decision of the Board of Directors of the Company (or a committee appointed by it). The Board of Directors also has the authority to determine the vesting schedule and exercise price of options granted under the 2003 Plan.

In May 2008, the Board of Directors approved an amendment to the 2003 Plan, which was approved by the shareholders in August 2008, which increased the number of Ordinary shares available for issuance under the 2003 Plan by an additional 1,000,000 shares and the termination of the 2003 Plan was extended from October 2013 to October 2018. Any options that are cancelled or forfeited before expiration become available for future grant.

On June 23, 2010, the Company's Annual General Meeting approved the Company's 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of the Company and its subsidiaries. The ordinary shares that remained available for future option grants under the 2003 Plan as of the date of the adoption of the 2010 Plan and any ordinary shares that became available in the future under the 2003 Plan as a result of expiration, cancellation or relinquishment of any option outstanding under the 2003 Plan were rolled over to the 2010 Plan. No additional options will be granted under the 2003 Plan. In June 2013, the Company's shareholders approved an increase to the number of ordinary shares available for issuance under the 2010 Plan by an additional 500,000 shares. The 2010 Plan has an original term of ten years, which was extended in August 2020 for an additional 5 years, on which date our board of directors had also increased and set the number of ordinary shares available for issuance under the 2010 to 1,200,000.

As of December 31, 2020, 429,333 Ordinary shares were available for future option grants.

A summary of employee option activity under the Company's stock option plans as of December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2020	860,546	4.794	49.43	-
Granted	95,000	3.675
Exercised	(10,000)	4.150
Forfeited	(184,879)	4.713

Outstanding as of December 31, 2020	760,667	3.749	44.01	202.28

Exercisable as of December 31, 2020	245,002	3.859	33.40	39.60

Exercise price for outstanding options as of December 31, 2020 was adjusted to reflect the cash distribution made on December 28, 2020.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2020, 2019 and 2018 were $1.09, $1.33 and $1.73, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2020 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company's stock. The total intrinsic value of options exercised for the years ended December 31, 2020, 2019 and 2018 were approximately $8, $37 and $17. As of December 31, 2020, there was approximately $321 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plan. This cost is expected to be recognized over a period of up to 4 years.

The options outstanding as of December 31, 2020 are follows:

Number of options outstanding as of December 31, 2020	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2020
		(In months)

47,667	3.32	13.60	47,667
91,000	3.45	47.89	30,335
39,000	3.89	19.91	39,000
360,000	4.12	41.74	120,000
24,000	4.49	37.19	8,000
45,000	2.78	67.43	-
50,000	3.09	61.58	-
74,000	3.35	57.06	-
30,000	3.61	48.09	-

760,667		44.01	245,002

d.	Warrants:

On January 2013, as part of the acquisition of CyberSeal, the Company issued to CyberSeal's former owners warrants to purchase 898,203 of the Company's Ordinary shares at an exercise price of $4.16 per share. 50% of the warrants became exercisable on December 31, 2013 and expired on December 30, 2018. The remaining 50% became exercisable on December 31, 2014 and were scheduled to expire on December 30, 2019. The $1,500 fair value of the warrants was calculated using the Binominal model. The Company recognized the $1,500 as part of its additional paid-in capital. The Company granted registration rights to the recipients of the warrants. During 2017, 60,000 warrants were exercised. No warrants were exercised during 2018.

In October 2018, the Company agreed to purchase the remaining 838,203 warrants from the warrant holders for an aggregate consideration of $375. Under Israeli law, the consummation of such transaction was subject to court approval, which was granted on January 16, 2019. The closing of the purchase of the warrants occurred in the first quarter of 2019.

e.	Dividends:

Dividends, if any, will be declared and paid in U.S. dollars. Dividends paid to shareholders in Israel will be converted into NIS on the basis of the exchange rate prevailing at the date of payment.

On December 7, 2020, the Company announced a cash distribution of $1.079 per share. The cash distribution, in the aggregate amount of $25 million, was paid on December 28, 2020 on all of the Company's shares of record on December 17, 2020.